GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,559,795	Great-West Bond Index Fund Institutional Class(a)	$15,987,894

TOTAL BOND MUTUAL FUNDS — 34.47% (Cost $15,302,888)		$15,987,894
EQUITY MUTUAL FUNDS
909,552	Great-West International Index Fund Institutional Class(a)	7,103,601
1,318,127	Great-West S&P 500® Index Fund Institutional Class(a)	10,294,571
718,560	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,505,372
513,759	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	2,748,609
243,396	Northern Emerging Markets Equity Index Fund	2,251,418

TOTAL EQUITY MUTUAL FUNDS — 58.00% (Cost $33,363,223)		$26,903,571
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,513,052(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,513,052

TOTAL FIXED INTEREST CONTRACT — 7.57% (Cost $3,513,052)		$3,513,052
TOTAL INVESTMENTS — 100.04% (Cost $52,179,163)		$46,404,517
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(18,775)
TOTAL NET ASSETS — 100.00%		$46,385,742

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,682,376	Great-West Bond Index Fund Institutional Class(a)	$17,244,355

TOTAL BOND MUTUAL FUNDS — 34.41% (Cost $16,301,426)		$17,244,355
EQUITY MUTUAL FUNDS
983,886	Great-West International Index Fund Institutional Class(a)	7,684,147
1,427,283	Great-West S&P 500® Index Fund Institutional Class(a)	11,147,079
777,922	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,877,571
555,747	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	2,973,246
261,916	Northern Emerging Markets Equity Index Fund	2,422,727

TOTAL EQUITY MUTUAL FUNDS — 58.08% (Cost $36,941,762)		$29,104,770
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,783,058(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,783,058

TOTAL FIXED INTEREST CONTRACT — 7.55% (Cost $3,783,058)		$3,783,058
TOTAL INVESTMENTS — 100.04% (Cost $57,026,246)		$50,132,183
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(21,256)
TOTAL NET ASSETS — 100.00%		$50,110,927

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,403,530	Great-West Bond Index Fund Institutional Class(a)	$24,636,181

TOTAL BOND MUTUAL FUNDS — 33.06% (Cost $23,547,450)		$24,636,181
EQUITY MUTUAL FUNDS
1,519,224	Great-West International Index Fund Institutional Class(a)	11,865,136
2,178,658	Great-West S&P 500® Index Fund Institutional Class(a)	17,015,320
1,189,619	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,458,913
863,067	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	4,617,409
407,896	Northern Emerging Markets Equity Index Fund	3,773,041

TOTAL EQUITY MUTUAL FUNDS — 60.03% (Cost $55,121,342)		$44,729,819
Account Balance		Fair Value
FIXED INTEREST CONTRACT
5,176,839(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 5,176,839

TOTAL FIXED INTEREST CONTRACT — 6.95% (Cost $5,176,839)		$5,176,839
TOTAL INVESTMENTS — 100.04% (Cost $83,845,631)		$74,542,839
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(29,097)
TOTAL NET ASSETS — 100.00%		$74,513,742

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,057,981	Great-West Bond Index Fund Institutional Class(a)	$10,844,307

TOTAL BOND MUTUAL FUNDS — 24.23% (Cost $10,303,074)		$10,844,307
EQUITY MUTUAL FUNDS
1,114,650	Great-West International Index Fund Institutional Class(a)	8,705,414
1,514,513	Great-West S&P 500® Index Fund Institutional Class(a)	11,828,345
827,164	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,186,318
651,478	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	3,485,410
315,985	Northern Emerging Markets Equity Index Fund	2,922,862

TOTAL EQUITY MUTUAL FUNDS — 71.79% (Cost $40,884,631)		$32,128,349
Account Balance		Fair Value
FIXED INTEREST CONTRACT
1,799,672(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 1,799,672

TOTAL FIXED INTEREST CONTRACT — 4.02% (Cost $1,799,672)		$1,799,672
TOTAL INVESTMENTS — 100.04% (Cost $52,987,377)		$44,772,328
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(18,729)
TOTAL NET ASSETS — 100.00%		$44,753,599

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
856,647	Great-West Bond Index Fund Institutional Class(a)	$ 8,780,630

TOTAL BOND MUTUAL FUNDS — 15.73% (Cost $8,365,468)		$8,780,630
EQUITY MUTUAL FUNDS
1,626,457	Great-West International Index Fund Institutional Class(a)	12,702,627
2,095,985	Great-West S&P 500® Index Fund Institutional Class(a)	16,369,645
1,144,193	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,174,088
974,627	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	5,214,256
484,416	Northern Emerging Markets Equity Index Fund	4,480,854

TOTAL EQUITY MUTUAL FUNDS — 82.33% (Cost $58,612,269)		$45,941,470
Account Balance		Fair Value
FIXED INTEREST CONTRACT
1,103,730(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 1,103,730

TOTAL FIXED INTEREST CONTRACT — 1.98% (Cost $1,103,730)		$1,103,730
TOTAL INVESTMENTS — 100.04% (Cost $68,081,467)		$55,825,830
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(22,653)
TOTAL NET ASSETS — 100.00%		$55,803,177

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
223,294	Great-West Bond Index Fund Institutional Class(a)	$ 2,288,762

TOTAL BOND MUTUAL FUNDS — 10.12% (Cost $2,167,616)		$2,288,762
EQUITY MUTUAL FUNDS
724,399	Great-West International Index Fund Institutional Class(a)	5,657,554
892,358	Great-West S&P 500® Index Fund Institutional Class(a)	6,969,317
484,519	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,037,932
444,871	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	2,380,062
226,991	Northern Emerging Markets Equity Index Fund	2,099,671

TOTAL EQUITY MUTUAL FUNDS — 89.02% (Cost $26,500,463)		$20,144,536
Account Balance		Fair Value
FIXED INTEREST CONTRACT
204,612(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 204,612

TOTAL FIXED INTEREST CONTRACT — 0.90% (Cost $204,612)		$204,612
TOTAL INVESTMENTS — 100.04% (Cost $28,872,691)		$22,637,910
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(9,839)
TOTAL NET ASSETS — 100.00%		$22,628,071

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
142,955	Great-West Bond Index Fund Institutional Class(a)	$ 1,465,287

TOTAL BOND MUTUAL FUNDS — 8.04% (Cost $1,391,394)		$1,465,287
EQUITY MUTUAL FUNDS
612,133	Great-West International Index Fund Institutional Class(a)	4,780,763
712,212	Great-West S&P 500® Index Fund Institutional Class(a)	5,562,374
388,784	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,437,673
382,711	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	2,047,504
200,503	Northern Emerging Markets Equity Index Fund	1,854,655

TOTAL EQUITY MUTUAL FUNDS — 91.51% (Cost $21,816,966)		$16,682,969
Account Balance		Fair Value
FIXED INTEREST CONTRACT
89,927(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 89,927

TOTAL FIXED INTEREST CONTRACT — 0.49% (Cost $89,927)		$89,927
TOTAL INVESTMENTS — 100.04% (Cost $23,298,287)		$18,238,183
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(7,508)
TOTAL NET ASSETS — 100.00%		$18,230,675

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
71,876	Great-West Bond Index Fund Institutional Class(a)	$ 736,726

TOTAL BOND MUTUAL FUNDS — 7.50% (Cost $702,045)		$736,726
EQUITY MUTUAL FUNDS
337,252	Great-West International Index Fund Institutional Class(a)	2,633,939
374,083	Great-West S&P 500® Index Fund Institutional Class(a)	2,921,592
203,287	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,274,608
214,934	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	1,149,895
115,863	Northern Emerging Markets Equity Index Fund	1,071,732

TOTAL EQUITY MUTUAL FUNDS — 92.08% (Cost $12,046,301)		$9,051,766
Account Balance		Fair Value
FIXED INTEREST CONTRACT
45,534(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 45,534

TOTAL FIXED INTEREST CONTRACT — 0.46% (Cost $45,534)		$45,534
TOTAL INVESTMENTS — 100.04% (Cost $12,793,880)		$9,834,026
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(4,149)
TOTAL NET ASSETS — 100.00%		$9,829,877

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2060 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
488	Great-West Bond Index Fund Institutional Class(a)	$ 5,006

TOTAL BOND MUTUAL FUNDS — 7.75% (Cost $4,851)		$5,006
EQUITY MUTUAL FUNDS
2,246	Great-West International Index Fund Institutional Class(a)	17,545
2,379	Great-West S&P 500® Index Fund Institutional Class(a)	18,579
1,276	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,001
1,446	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	7,735
816	Northern Emerging Markets Equity Index Fund	7,546

TOTAL EQUITY MUTUAL FUNDS — 91.92% (Cost $57,475)		$59,406
Account Balance		Fair Value
FIXED INTEREST CONTRACT
301(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 301

TOTAL FIXED INTEREST CONTRACT — 0.47% (Cost $301)		$301
TOTAL INVESTMENTS — 100.14% (Cost $62,627)		$64,713
OTHER ASSETS & LIABILITIES, NET — (0.14)%		$(89)
TOTAL NET ASSETS — 100.00%		$64,624

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

March 31, 2020

The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2020, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Securefoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,559,795	$19,019,904	$583,287	$4,013,318	$59,649	$398,021	$104,824	$15,987,894	34.47%
					59,649	398,021	104,824	15,987,894	34.47
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	909,552	7,834,868	1,179,614	140,238	26,972	(1,770,643)	-	7,103,601	15.32
Great-West S&P 500® Index Fund Institutional Class	1,318,127	11,414,951	1,586,098	645,832	9,337	(2,060,646)	-	10,294,571	22.19
Great-West S&P Mid Cap 400® Index Fund Institutional Class	718,560	4,885,152	1,139,474	185,118	(6,997)	(1,334,136)	-	4,505,372	9.71
Great-West S&P SmallCap 600® Index Fund Institutional Class	513,759	3,009,012	754,731	106,742	(25,531)	(908,392)	-	2,748,609	5.93
					3,781	(6,073,817)	0	24,652,153	53.15
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,513,052	4,309,000	165,379	976,918	-	-	15,591	3,513,052	7.57
					0	0	15,591	3,513,052	7.57
				Total	$63,430	$(5,675,796)	$120,415	$44,153,099	95.19%
Great-West Securefoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,682,376	$21,166,875	$216,132	$4,501,203	$143,684	$362,551	$113,402	$17,244,355	34.41%
					143,684	362,551	113,402	17,244,355	34.41
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	983,886	8,719,999	1,121,915	250,815	28,834	(1,906,952)	-	7,684,147	15.33
Great-West S&P 500® Index Fund Institutional Class	1,427,283	12,704,237	1,527,639	901,516	4,039	(2,183,281)	-	11,147,079	22.25
Great-West S&P Mid Cap 400® Index Fund Institutional Class	777,922	5,434,235	1,141,197	291,618	(30,366)	(1,406,243)	-	4,877,571	9.73
Great-West S&P SmallCap 600® Index Fund Institutional Class	555,747	3,349,966	750,835	167,937	(40,894)	(959,618)	-	2,973,246	5.93
					(38,387)	(6,456,094)	0	26,682,043	53.24
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,783,058	4,794,908	53,527	1,082,523	-	-	17,146	3,783,058	7.55
					0	0	17,146	3,783,058	7.55
				Total	$105,297	$(6,093,543)	$130,548	$47,709,456	95.20%

March 31, 2020

Great-West Securefoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,403,530	$28,898,330	$704,435	$5,583,849	$65,855	$617,265	$161,861	$24,636,181	33.06%
					65,855	617,265	161,861	24,636,181	33.06
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,519,224	12,870,895	1,878,059	29,035	674	(2,854,783)	-	11,865,136	15.92
Great-West S&P 500® Index Fund Institutional Class	2,178,658	18,569,942	2,301,787	498,422	36,802	(3,357,987)	-	17,015,320	22.84
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,189,619	7,936,227	1,748,083	62,322	2,094	(2,163,075)	-	7,458,913	10.01
Great-West S&P SmallCap 600® Index Fund Institutional Class	863,067	4,967,011	1,204,668	35,224	(6,683)	(1,519,046)	-	4,617,409	6.20
					32,887	(9,894,891)	0	40,956,778	54.97
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	5,176,839	6,265,300	202,870	1,314,391	-	-	23,060	5,176,839	6.95
					0	0	23,060	5,176,839	6.95
				Total	$98,742	$(9,277,626)	$184,921	$70,769,798	94.98%
Great-West Securefoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,057,981	$14,070,997	$250,803	$3,696,005	$135,833	$218,512	$71,253	$10,844,307	24.23%
					135,833	218,512	71,253	10,844,307	24.23
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,114,650	10,416,387	858,623	183,465	23,780	(2,386,131)	-	8,705,414	19.45
Great-West S&P 500® Index Fund Institutional Class	1,514,513	14,234,409	798,811	573,108	25,582	(2,631,767)	-	11,828,345	26.43
Great-West S&P Mid Cap 400® Index Fund Institutional Class	827,164	6,094,632	910,618	130,335	(592)	(1,688,597)	-	5,186,318	11.59
Great-West S&P SmallCap 600® Index Fund Institutional Class	651,478	4,142,287	718,586	108,164	(21,148)	(1,267,299)	-	3,485,410	7.79
					27,622	(7,973,794)	0	29,205,487	65.26
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,799,672	2,411,317	63,518	683,770	-	-	8,607	1,799,672	4.02
					0	0	8,607	1,799,672	4.02
				Total	$163,455	$(7,755,282)	$79,860	$41,849,466	93.51%

March 31, 2020

Great-West Securefoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	856,647	$11,491,403	$212,642	$3,135,511	$53,267	$212,096	$57,702	$8,780,630	15.73%
					53,267	212,096	57,702	8,780,630	15.73
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,626,457	15,353,703	971,045	58,893	1,467	(3,563,228)	-	12,702,627	22.76
Great-West S&P 500® Index Fund Institutional Class	2,095,985	19,929,841	793,071	637,727	(4,693)	(3,715,540)	-	16,369,645	29.34
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,144,193	8,506,451	1,152,851	78,700	(7,618)	(2,406,514)	-	7,174,088	12.86
Great-West S&P SmallCap 600® Index Fund Institutional Class	974,627	6,249,199	981,063	30,533	(4,187)	(1,985,473)	-	5,214,256	9.34
					(15,031)	(11,670,755)	0	41,460,616	74.30
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,103,730	1,492,076	37,165	430,937	-	-	5,426	1,103,730	1.98
					0	0	5,426	1,103,730	1.98
				Total	$38,236	$(11,458,659)	$63,128	$51,344,976	92.01%
Great-West Securefoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	223,294	$3,164,096	$92,394	$1,008,731	$39,984	$41,003	$14,969	$2,288,762	10.12%
					39,984	41,003	14,969	2,288,762	10.12
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	724,399	7,220,799	353,286	211,745	17,662	(1,704,786)	-	5,657,554	25.00
Great-West S&P 500® Index Fund Institutional Class	892,358	8,897,725	142,560	372,823	15,867	(1,698,145)	-	6,969,317	30.80
Great-West S&P Mid Cap 400® Index Fund Institutional Class	484,519	3,801,521	432,697	112,599	(20,028)	(1,083,687)	-	3,037,932	13.42
Great-West S&P SmallCap 600® Index Fund Institutional Class	444,871	3,008,883	417,448	95,582	(30,357)	(950,687)	-	2,380,062	10.52
					(16,856)	(5,437,305)	0	18,044,865	79.74
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	204,612	290,733	11,350	98,512	-	-	1,041	204,612	0.90
					0	0	1,041	204,612	0.90
				Total	$23,128	$(5,396,302)	$16,010	$20,538,239	90.76%

March 31, 2020

Great-West Securefoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	142,955	$1,955,884	$82,545	$599,736	$21,425	$26,594	$9,531	$1,465,287	8.04%
					21,425	26,594	9,531	1,465,287	8.04
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	612,133	5,958,491	277,543	24,379	3,589	(1,430,892)	-	4,780,763	26.23
Great-West S&P 500® Index Fund Institutional Class	712,212	6,989,051	96,053	159,286	14,480	(1,363,444)	-	5,562,374	30.51
Great-West S&P Mid Cap 400® Index Fund Institutional Class	388,784	2,984,558	352,527	20,213	712	(879,199)	-	2,437,673	13.37
Great-West S&P SmallCap 600® Index Fund Institutional Class	382,711	2,536,111	362,845	17,389	(3,115)	(834,063)	-	2,047,504	11.23
					15,666	(4,507,598)	0	14,828,314	81.34
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	89,927	123,461	6,773	40,756	-	-	449	89,927	0.49
					0	0	449	89,927	0.49
				Total	$37,091	$(4,481,004)	$9,980	$16,383,528	89.87%
Great-West Securefoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	71,876	$965,788	$95,353	$332,458	$17,920	$8,043	$4,745	$736,726	7.50%
					17,920	8,043	4,745	736,726	7.50
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	337,252	3,263,499	323,619	151,679	13,153	(801,500)	-	2,633,939	26.79
Great-West S&P 500® Index Fund Institutional Class	374,083	3,640,563	203,915	223,144	(14,586)	(699,742)	-	2,921,592	29.72
Great-West S&P Mid Cap 400® Index Fund Institutional Class	203,287	1,555,373	265,135	86,124	(13,369)	(459,776)	-	1,274,608	12.97
Great-West S&P SmallCap 600® Index Fund Institutional Class	214,934	1,415,762	270,836	69,578	(17,187)	(467,125)	-	1,149,895	11.70
					(31,989)	(2,428,143)	0	7,980,034	81.18
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	45,534	61,150	6,825	22,663	-	-	222	45,534	0.46
					0	0	222	45,534	0.46
				Total	$(14,069)	$(2,420,100)	$4,967	$8,762,294	89.14%

March 31, 2020

Great-West Securefoundation® Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	488	$2,500	$37,091	$34,725	$(21)	$140	$30	$5,006	7.75%
					(21)	140	30	5,006	7.75
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	2,246	9,060	133,454	125,103	(6,416)	134	-	17,545	27.15
Great-West S&P 500® Index Fund Institutional Class	2,379	9,630	141,245	133,360	(3,706)	1,064	-	18,579	28.75
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,276	4,094	60,805	57,214	(3,779)	316	-	8,001	12.38
Great-West S&P SmallCap 600® Index Fund Institutional Class	1,446	3,982	59,185	55,831	(4,534)	399	-	7,735	11.97
					(18,435)	1,913	0	51,860	80.25
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	301	156	2,318	2,174	-	-	1	301	0.47
					0	0	1	301	0.47
				Total	$(18,456)	$2,053	$31	$57,167	88.47%

March 31, 2020